Unaudited Interim Condensed Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Total	Share capital	Share premium	Other reserves	Retained earnings/ (Accumulated deficit)	Profit/(loss) for the period
Equity, beginning balance at Dec. 31, 2023	€ 128,247	€ 20,837	€ 594,003	€ 65,088	€ (450,253)	€ (101,429)
Total comprehensive income/(loss)	25,342			602		24,740
Income appropriation	0				(101,429)	101,429
Share-based compensation expense:
Value of services	6,740			6,740
Exercises	0	55	(55)
Capital Increase	61,180	3,450	57,730
Cost of equity transaction, net of tax	(4,039)		(4,039)
Equity, ending balance at Sep. 30, 2024	217,469	24,342	647,640	72,430	(551,682)	24,740
Equity, beginning balance at Dec. 31, 2024	181,253	24,378	647,600	73,203	(551,682)	(12,247)
Total comprehensive income/(loss)	(64,429)			744		(65,173)
Income appropriation	0				(12,247)	12,247
Share-based compensation expense:
Value of services	7,433			7,433
Exercises	0
Capital Increase	27,435	1,400	26,035
Cost of equity transaction, net of tax	(1,215)		(1,215)
Equity, ending balance at Sep. 30, 2025	€ 150,477	€ 25,778	€ 672,420	€ 81,380	€ (563,928)	€ (65,173)